Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
10.	Employee Benefit Plans

The Company maintains various benefit plans, including defined contribution plans, defined benefit plans and deferred compensation plans, for which the Company’s subsidiary, CHS, is the plan sponsor. On January 1, 2009, the plan sponsor merged the Triad Hospitals, Inc. Retirement Savings Plan, the Abilene Physicians Group 401(k) Plan and Trust and the Regional Employee Assistance Program 401(k) Plan with and into the CHS/Community Health Systems, Inc. 401(k) Plan. Contemporaneously, the plan sponsor also established the CHS/Community Health Systems, Inc. Retirement Savings Plan, and the accounts of substantially all participants in the CHS/Community Health Systems, Inc. 401(k) Plan were transferred subsequently to the CHS/Community Health Systems, Inc. Retirement Savings Plan. Employees of certain subsidiaries whose employment is covered by collective bargaining agreements have remained participants in the CHS/Community Health Systems, Inc. 401(k) Plan. The plan sponsor also established the CHS/Community Health Systems, Inc. Spokane 401(k) Plan on January 1, 2009 for the exclusive benefit of certain employees of the Deaconess Medical Center and Valley Hospital and Medical Center and their beneficiaries. Effective October 1, 2010, the plan sponsor established the CHS/Community Health Systems, Inc. Standard 401(k) Plan for the benefit of employees at the three hospitals acquired in Youngstown, Ohio and Warren, Ohio and their beneficiaries. Total expense to the Company under the 401(k) plans was $101.7 million, $95.8 million and $69.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company maintains unfunded deferred compensation plans that allow participants to defer receipt of a portion of their compensation. The liability under the deferred compensation plans was $71.4 million and $73.2 million as of December 31, 2011 and 2010, respectively. The Company had assets of $72.5 million and $75.0 million as of December 31, 2011 and 2010, respectively, in a non-qualified plan trust generally designated to pay benefits of the deferred compensation plans, consisting of trading securities of $30.5 million and $35.1 million as of December 31, 2011 and 2010, respectively, and company-owned life insurance contracts of $42.0 million and $39.9 million as of December 31, 2011 and 2010, respectively.

The Company maintains the Community Health Systems Retirement Income Plan, which is a defined benefit, non-contributory pension plan that covers certain employees at three of its hospitals (“Pension Plan”). The Pension Plan provides benefits to covered individuals satisfying certain age and service requirements. Employer contributions to the Pension Plan are in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. The Company expects to contribute $2.7 million to the Pension Plan in 2012. The Company also provides an unfunded Supplemental Executive Retirement Plan (“SERP”) for certain members of its executive management. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for its net periodic costs for both the Pension Plan and SERP. Variances from actuarially assumed rates will result in increases or decreases in benefit obligations, net periodic cost and funding requirements in future periods. The Company had available-for-sale securities in a rabbi trust generally designated to pay benefits of the SERP in the amounts of $31.6 million at both December 31, 2011 and 2010. These amounts are included in other assets, net on the consolidated balance sheets.

A summary of the benefit obligations and funded status for the Company’s Pension and SERP Plans at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$39,682	$42,245	$73,840	$61,079
Service cost	1,315	1,169	5,197	4,661
Interest cost	2,159	2,051	3,434	3,728
Curtailment	—	(7,407)	—	—
Plan amendment	—	—	—	(24)
Actuarial loss	8,480	2,082	5,225	4,396
Benefits paid	(524)	(458)	(1,546)	—

Benefit obligation, end of year	51,112	39,682	86,150	73,840

Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583	—	—
Actual return on plan assets	(536)	3,895	—	—
Employer contributions	1,758	2,334	—	—
Benefits paid	(524)	(458)	—	—

Fair value of assets, end of year	35,052	34,354	—	—

Unfunded status	$(16,060)	$(5,328)	$(86,150)	$(73,840)

A summary of the amounts recognized in the accompanying consolidated balance sheets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Noncurrent asset	$—	$—	$—	$—
Current liability	—	—	(1,191)	(1,546)
Noncurrent liability	(16,060)	(5,328)	(84,959)	(72,294)

Net amount recognized in the consolidated balance sheets	$(16,060)	$(5,328)	$(86,150)	$(73,840)

A summary of the amounts recognized in AOCL at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Prior service (credit) cost	$(1,076)	$(1,217)	$7,084	$8,781
Net actuarial loss	13,260	1,474	23,779	20,087

Total amount recognized in AOCL	$12,184	$257	$30,863	$28,868

A summary of the plans’ benefit obligation in excess of the fair value of plan assets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Projected benefit obligation	$51,112	$39,682	$86,150	$73,840
Accumulated benefit obligation	50,745	39,380	66,172	47,304
Fair value of plan assets	35,052	34,354	—	—

A summary of the weighted-average assumptions used by the Company to determine benefit obligations as of December 31 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Discount rate	4.33%	5.50%	4.00%	4.75%
Annual salary increases	4.50%	4.50%	4.00%	4.00%

A summary of net periodic cost and other amounts recognized in OCI for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Service cost	$1,315	$1,169	$3,886	$5,197	$4,661	$4,437
Interest cost	2,159	2,051	2,200	3,434	3,728	2,469
Expected return on plan assets	(2,771)	(2,497)	(1,683)	—	—	—
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689	1,696	1,697	1,704
Amortization of net loss	—	—	426	1,533	1,459	1
Curtailment credit	—	(1,910)	—	—	—	—

Net periodic cost	562	(1,225)	5,518	11,860	11,545	8,611

Prior service (credit) cost arising during period	—	(2,770)	—	—	(24)	—
Net (gain) loss arising during period	11,787	(2,044)	(4,595)	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	141	38	(689)	(1,696)	(1,697)	(1,704)
Net actuarial gain	—	—	(426)	(1,533)	(1,459)	(1)

Total amount recognized in OCI	11,928	(4,776)	(5,710)	1,996	1,216	11,323

Total recognized in net periodic cost and OCI	$12,490	$(6,001)	$(192)	$13,856	$12,761	$19,934

A summary of the expected amortization amounts to be included in net periodic cost for 2012 are as follows (in thousands):

	Pension Plan	SERP
Prior service (credit) cost	$(141)	$1,696
Actuarial loss	978	2,028

A summary of the weighted-average assumptions used by the Company to determine net periodic cost for the years ended December 31, 2011, 2010 and 2009 follows:

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.99%	5.96%	4.75%	6.00%	6.00%
Rate of compensation increase	4.50%	4.50%	4.00%	4.00%	5.00%	5.00%
Expected long term rate of return on assets	8.00%	8.50%	8.50%	N/A	N/A	N/A

The Company’s weighted-average asset allocations by asset category at December 31, 2011 and 2010 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Equity securities	100%	100%	N/A	N/A
Debt securities	0%	0%	N/A	N/A

Total	100%	100%	N/A	N/A

The Pension Plan assets are invested in mutual funds with an underlying investment allocation of 60% equity securities and 40% debt securities. All assets are measured at fair value using quoted prices in active markets and therefore are classified as Level 1 measurements in the fair value hierarchy. The expected long-term rate of return for the Pension Plan assets is based on current expected long-term inflation and historical rates of return on equities and fixed income securities, taking into account the investment policy under the plan. The expected long-term rate of return is weighted based on the target allocation for each asset category. Equity securities are expected to return between 7% and 11% and debt securities are expected to return between 3% and 6%. The Company expects the Pension Plan asset managers will provide a premium of approximately 0% to 1.5% per annum to the respective market benchmark indices.

The Company’s investment policy related to the Pension Plan is to provide for growth of capital with a moderate level of volatility by investing in accordance with the target asset allocations stated above. The Company reviews its investment policy, including its target asset allocations, on a semi-annual basis to determine whether any changes in market conditions or amendments to its pension plans require a revision to its investment policy.

The estimated future benefit payments reflecting future service as of December 31, 2011 for the Pension Plan and SERP plan follows (in thousands):

Year Ending	Pension Plan	SERP
2012	$1,236	$1,191
2013	1,511	1,392
2014	1,701	10,782
2015	1,820	3,365
2016	2,237	44,737
2017-2021	15,115	40,072